INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the net deferred income tax liability
Balance at beginning of year	$ (759.8)	$ (786.5)
Recognized in income as continuing operations	59.8	(5.5)
Recognized in other comprehensive income	(46.6)	28.6
Acquisition of tax deductions	1.8	10.0
Business acquisitions	(0.9)	(0.8)
Discontinued operations and other		(5.6)
Balance at end of year	$ (745.7)	$ (759.8)